OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
OTHER CURRENT ASSETS

15.	OTHER CURRENT ASSETS

(in thousands of $)	2017	2016
Prepaid expenses	3,045	2,982
Other receivables	3,002	4,528
	6,047	7,510